                                THE PNC(R) FUND

                     THE EQUITY PORTFOLIOS -- SERVICE CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 30, 1995

    Effective December 1, 1995, the Expense Table and Example for the Equity Portfolios of The PNC Fund that appear on page 3 are revised as follows:

ANNUAL FUND OPERATING EXPENSES FOR SERVICE SHARES AFTER FEE WAIVERS AS A PERCENTAGE OF DAILY NET ASSETS

                                            SMALL                                 SMALL                     INTER-
                                             CAP                                   CAP         INTER-      NATIONAL
                  VALUE        GROWTH       GROWTH        CORE        INDEX       VALUE       NATIONAL     EMERGING
                  EQUITY       EQUITY       EQUITY       EQUITY      EQUITY       EQUITY       EQUITY      MARKETS      BALANCED
                PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                ----------   ----------   ----------   ----------   ---------   ----------   ----------   ----------   ----------
Advisory
  Fees(1).....        .50%         .50%         .53%         .50%        .01%         .53%         .70%        1.15%         .50%
Other
  operating
  expenses....         .55          .55          .63          .55         .47          .63          .66          .93          .60
                       ---          ---          ---          ---                      ---          ---          ---          ---
  Administration
    fees(1)...   .17          .15          .22          .15          .08         .22          .16          .18          .17
  Service
    Fees(1)...   .15          .15          .15          .15          .15         .15          .15          .15          .15
  Other
   expenses...   .23          .25          .26          .25          .24         .26          .35          .60          .28
                  --           --           --           --           --          --           --           --           --
Total fund
  operating
  expenses....       1.05%        1.05%        1.16%        1.05%        .48%        1.16%        1.36%        2.08%        1.10%
                     =====        =====        =====        =====       =====        =====        =====        =====        =====

---------------
(1) Advisory fees are net of waivers of .05%, .05%, .02%, .05%, .19%, .02%,
    .05%, .10% and .05% and administration fees are net of waivers of .06%, .08%, .01%, .08%, .15%, .01%, .07%, .05% and .06% for the Value Equity,
    Growth Equity, Small Cap Growth Equity, Core Equity, Index Equity, Small Cap Value Equity, International Equity, International Emerging Markets and Balanced Portfolios, respectively. PIMC and the Administrators are under no obligation to waive or continue waiving such fees, but have informed the Fund that they expect to waive or continue waiving such fees as necessary to maintain the Portfolios' total operating expenses during the current fiscal year at the levels set forth in the table. The expenses noted above under "Other expenses" are estimated based on the level of such expenses for the Fund's most recent fiscal year.

EXAMPLE

    An investor in Service Shares would pay the following expenses on a $1,000 investment in Shares of each of the Portfolios, assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                                              ONE YEAR       THREE YEARS       FIVE YEARS       TEN YEARS
                                                              --------       -----------       ----------       ---------
Value Equity................................................    $ 11             $33              $ 58            $ 128
Growth Equity...............................................      11              33                58              128
Small Cap Growth Equity.....................................      12              37                64              141
Core Equity.................................................      11              33                58              128
Index Equity................................................       5              15                27               60
Small Cap Value Equity......................................      12              37                64              141
International Equity........................................      14              43                74              164
International Emerging Markets..............................      21              65               N/A              N/A
Balanced....................................................      11              35                61              134

    The foregoing Expense Table and Example are intended to assist investors in understanding the Portfolios' estimated operating expenses. Investors bear these expenses either directly or indirectly. The information in the table for the Value Equity, Growth Equity, Small Cap Growth Equity, Core Equity, Index Equity, Small Cap Value Equity, International Equity and Balanced Portfolios is based on the advisory fees, administration fees and other expenses payable after fee waivers with respect to the particular Portfolios for the fiscal year ended September 30, 1994, as restated to reflect revised fee waivers and co-administration fees payable to Compass Capital Group, Inc. ("CCG"). The table also estimates fees, expenses, waivers and assets for the International Emerging Markets Portfolio for the current fiscal year. Total operating expenses would have been 1.16%, 1.18%, 1.19%, 1.18%, .82%, 1.19%, 1.48%, 2.23% and 1.21% for
Service Shares in the Value Equity, Growth Equity, Small Cap Growth Equity, Core Equity, Index Equity, Small Cap Value Equity, International Equity, International Emerging Markets and Balanced Portfolios, respectively, without such fee waivers. See Footnote 1 to the Expense Table, "Financial
Highlights -- Background," "Management," "Distribution of Shares," "How to Purchase Shares" and "Description of Shares" for a further description of shareholder transaction expenses and operating expenses.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

PNCS-N-003N

CO-ADMINISTRATOR

    Effective December 1, 1995, CCG, whose principal business address is 345 Park Avenue, New York, New York 10154, together with PFPC Inc. and Provident Distributors, Inc., serves as co-administrator to the Fund. CCG is a wholly-owned, indirect subsidiary of PNC Bank Corp. CCG generally provides ongoing business management and support services in connection with the Fund's operations. As compensation for its services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets.

The date of this Supplement is December 1, 1995.

                                THE PNC(R) FUND

                  THE EQUITY PORTFOLIOS -- INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1995

    Effective December 1, 1995, the Expense Table and Example for the Equity Portfolios of The PNC Fund that appear on page 3 are revised as follows:

ANNUAL FUND OPERATING EXPENSES FOR INSTITUTIONAL SHARES AFTER FEE WAIVERS AS A PERCENTAGE OF DAILY NET ASSETS

                                                SMALL                               SMALL                    INTER-
                                                 CAP                                 CAP        INTER-      NATIONAL
                        VALUE      GROWTH      GROWTH       CORE        INDEX       VALUE      NATIONAL     EMERGING
                       EQUITY      EQUITY      EQUITY      EQUITY      EQUITY      EQUITY       EQUITY      MARKETS     BALANCED
                      PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                      ---------   ---------   ---------   ---------   ---------   ---------   ----------   ----------   ---------
Advisory Fees(1)....       .50%        .50%        .53%        .50%        .01%        .53%         .70%        1.15%        .50%
Other operating
  expenses..........        .25         .25         .33         .25         .17         .33          .36          .63         .30
                             --          --          --          --          --          --          ---          ---          --

  Administration
    fees(1).........   .17         .15         .22         .15         .08         .22         .16          .18          .17
  Other
    expenses(1).....   .08         .10         .11         .10         .09         .11         .20          .45          .13
                        --          --          --          --          --          --          --           --           --
Total fund operating
  expenses..........       .75%        .75%        .86%        .75%        .18%        .86%        1.06%        1.78%        .80%
                            ===         ===         ===         ===         ===         ===        =====        =====         ===

---------------
(1) Advisory fees are net of waivers of .05%, .05%, .02%, .05%, .19%, .02%,
    .05%, .10% and .05% and administration fees are net of waivers of .06%, .08%, .01%, .08%, .15%, .01%, .07%, .05% and .06% for the Value Equity,
    Growth Equity, Small Cap Growth Equity, Core Equity, Index Equity, Small Cap Value Equity, International Equity, International Emerging Markets and Balanced Portfolios, respectively. PIMC and the Administrators are under no obligation to waive or continue waiving such fees, but have informed the Fund that they expect to waive or continue waiving such fees as necessary to maintain the Portfolios' total operating expenses during the current fiscal year at the levels set forth in the table. The expenses noted above under "Other expenses" are estimated based on the level of such expenses for the Fund's most recent fiscal year.

EXAMPLE

    An investor in Institutional Shares would pay the following expenses on a $1,000 investment in Shares of each of the Portfolios, assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                                              ONE YEAR       THREE YEARS       FIVE YEARS       TEN YEARS
                                                              --------       -----------       ----------       ---------
Value Equity................................................    $  8             $24              $ 42            $  93
Growth Equity...............................................       8              24                42               93
Small Cap Growth Equity.....................................       9              27                48              106
Core Equity.................................................       8              24                42               93
Index Equity................................................       2               6                10               23
Small Cap Value Equity......................................       9              27                48              106
International Equity........................................      11              34                58              129
International Emerging Markets..............................      18              56               N/A              N/A
Balanced....................................................       8              26                44               99

    The foregoing Expense Table and Example are intended to assist investors in understanding the Portfolios' estimated operating expenses. Investors bear these expenses either directly or indirectly. The information in the table for the Value Equity, Growth Equity, Small Cap Growth Equity, Core Equity, Index Equity, Small Cap Value Equity, International Equity and Balanced Portfolios is based on the advisory fees, administration fees and other expenses payable after fee waivers with respect to the particular Portfolios for the fiscal year ended September 30, 1994, as restated to reflect revised fee waivers and co-administration fees payable to Compass Capital Group, Inc. ("CCG"). The table also estimates fees, expenses, waivers and assets for the International Emerging Markets Portfolio for the current fiscal year. Total operating expenses would have been .86%, .88%, .89%, .88%, .52%, .89%, 1.18%, 1.93% and .91% for
Institutional Shares in the Value Equity, Growth Equity, Small Cap Growth Equity, Core Equity, Index Equity, Small Cap Value Equity, International Equity, International Emerging Markets and Balanced Portfolios, respectively, without such fee waivers. See Footnote 1 to the Expense Table, "Financial
Highlights -- Background," "Management," "Distribution of Shares," "How to Purchase Shares" and "Description of Shares" for a further description of shareholder transaction expenses and operating expenses.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

PNCI-N-003N

CO-ADMINISTRATOR

    Effective December 1, 1995, CCG, whose principal business address is 345 Park Avenue, New York, New York 10154, together with PFPC Inc. and Provident Distributors, Inc., serves as co-administrator to the Fund. CCG is a wholly-owned, indirect subsidiary of PNC Bank Corp. CCG generally provides ongoing business management and support services in connection with the Fund's operations. As compensation for its services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets.

The date of this Supplement is December 1, 1995.

                                THE PNC(R) FUND

                    THE EQUITY PORTFOLIOS -- INVESTOR CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 30, 1995

    Effective December 1, 1995, the Expense Table and the Example for the Equity Portfolios of The PNC Fund that appear on pages 3-7 are revised as follows:

                                                                                                                 SMALL CAP
                                                              VALUE EQUITY            GROWTH EQUITY            GROWTH EQUITY
                                                               PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                         ----------------------   ----------------------   ----------------------
                                                          SERIES A    SERIES B     SERIES A    SERIES B     SERIES A    SERIES B
                                                         ----------   ---------   ----------   ---------   ----------   ---------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Charge(1)
  (as a percentage of offering price)..................         4.5%       None          4.5%       None          4.5%       None
Sales Charge on Reinvested Dividends...................        None        None         None        None         None        None
Deferred Sales Charge(2)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is lower).............        None         5.0%        None         5.0%        None         5.0%
ANNUAL FUND OPERATING EXPENSES FOR INVESTOR SHARES
  AFTER FEE WAIVERS AS A PERCENTAGE OF DAILY NET ASSETS
Advisory fees(3).......................................         .50%        .50%         .50%        .50%         .53%        .53%
12b-1 fees(4)..........................................         .40         .75          .40         .75          .40         .75
Other operating expenses...............................         .32         .72          .32         .72          .40         .80
                                                               ----        ----         ----        ----         ----        ----
  Administration fees(3)...............................    .17         .17          .15         .15          .22         .22
  Service fees.........................................   None         .25         None         .25         None         .25
  Other expenses(3)....................................    .15         .30          .17         .32          .18         .33
                                                          ----        ----         ----        ----         ----        ----
Total fund operating expenses..........................        1.22%       1.97%        1.22%       1.97%        1.33%       2.08%
                                                               ====        ====         ====        ====         ====        ====

                                                                                                                 SMALL CAP
                                                              CORE EQUITY              INDEX EQUITY             VALUE EQUITY
                                                               PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                         ----------------------   ----------------------   ----------------------
                                                          SERIES A    SERIES B     SERIES A    SERIES B     SERIES A    SERIES B
                                                         ----------   ---------   ----------   ---------   ----------   ---------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Charge(1)
  (as a percentage of offering price)..................         4.5%       None          4.5%       None          4.5%       None
Sales Charge on Reinvested Dividends...................        None        None         None        None         None        None
Deferred Sales Charge(2)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is lower).............        None         5.0%        None         5.0%        None         5.0%
ANNUAL FUND OPERATING EXPENSES FOR INVESTOR SHARES
  AFTER FEE WAIVERS AS A PERCENTAGE OF DAILY NET ASSETS
Advisory fees(3).......................................         .50%        .50%         .01%        .01%         .53%        .53%
12b-1 fees(4)..........................................         .40         .75          .40         .75          .40         .75
Other operating expenses...............................         .32         .72          .24         .64          .40         .80
                                                               ----        ----         ----        ----         ----        ----
  Administration fees(3)...............................    .15         .15          .08         .08          .22         .22
  Service fees.........................................   None         .25         None         .25         None         .25
  Other expenses(3)....................................    .17         .32          .16         .31          .18         .33
                                                          ----        ----         ----        ----         ----        ----
Total fund operating expenses..........................        1.22%       1.97%         .65%       1.40%        1.33%       2.08%
                                                               ====        ====         ====        ====         ====        ====

PNCR-N-003N

                                 EXPENSE TABLE

                                                             INTERNATIONAL            INTERNATIONAL
                                                                 EQUITY              EMERGING MARKETS             BALANCED
                                                               PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                         ----------------------   ----------------------   ----------------------
                                                          SERIES A    SERIES B     SERIES A    SERIES B     SERIES A    SERIES B
                                                         ----------   ---------   ----------   ---------   ----------   ---------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Charge(1)
  (as a percentage of offering price)..................         4.5%       None          4.5%       None          4.5%
Sales Charge on Reinvested Dividends...................        None        None         None        None         None        None
Deferred Sales Charge(2)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is lower).............        None         5.0%        None         5.0%        None         5.0%
ANNUAL FUND OPERATING EXPENSES FOR INVESTOR SHARES
  AFTER FEE WAIVERS AS A PERCENTAGE OF DAILY NET ASSETS
Advisory fees(3).......................................         .70%        .70%        1.15%       1.15%         .50%        .50%
12b-1 fees(4)..........................................         .40         .75          .40         .75          .40         .75
Other operating expenses...............................         .43         .83          .70        1.10          .31         .77
                                                               ----        ----         ----        ----         ----        ----
  Administration fees(3)...............................    .16         .16          .18         .18          .17         .17
  Service fees.........................................   None         .25         None         .25         None         .25
  Other expenses(3)....................................    .27         .42          .52         .67          .14         .35
                                                          ----        ----         ----        ----         ----        ----
Total fund operating expenses..........................        1.53%       2.28%        2.25%       3.00%        1.21%       2.02%
                                                               ====        ====         ====        ====         ====        ====

---------------
(1) Reduced front-end sales charges may be available. See "How to Purchase Shares -- Purchases of Series A Shares."

(2) This amount applies to redemptions during the first year. The deferred sales charge decreases 1.00% annually to 3.00% for redemptions made during the third and fourth years and then decreases to 2.00% and 1.00% for redemptions made during the fifth and sixth years, respectively. See "How to Purchase Shares -- Purchases of Series B Shares."

(3) Advisory fees are net of waivers of .05%, .05%, .02%, .05%, .19%, .02%,
    .05%, .10% and .05% and administration fees are net of waivers of .06%, .08%, .01%, .08%, .15%, .01%, .07%, .05% and .06% for the Value Equity,
    Growth Equity, Small Cap Growth Equity, Core Equity, Index Equity, Small Cap Value Equity, International Equity, International Emerging Markets and Balanced Portfolios, respectively. PIMC and the Administrators are under no obligation to waive or continue waiving such fees, but have informed the Fund that they expect to waive or continue waiving such fees as necessary to maintain the Portfolios' total operating expenses during the current fiscal year at the levels set forth in the table. The expenses noted above under "Other expenses" are estimated based on the level of such expenses for the Fund's most recent fiscal year. Securities dealers, financial institutions and other industry professionals may charge their clients additional fees for account services.

(4) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE

    An investor in Investor Shares would pay the following expenses on a $1,000 investment in Shares of each of the Portfolios, assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                                                        ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                                                                        --------     -----------     ----------     ---------
Value Equity Portfolio
    Series A Shares*..................................................    $ 57          $  82           $109          $ 186
    Series B Shares (Redemption)**....................................      70             94            129            191***
    Series B Shares (No Redemption)...................................      20             62            106            191***
Growth Equity Portfolio
    Series A Shares*..................................................      57             82            109            186
    Series B Shares (Redemption)**....................................      70             94            129            191***
    Series B Shares (No Redemption)...................................      20             62            106            191***
Small Cap Growth Equity Portfolio
    Series A Shares*..................................................      58             85            115            198
    Series B Shares (Redemption)**....................................      71             97            134            203***
    Series B Shares (No Redemption)...................................      21             65            112            203***
Core Equity Portfolio
    Series A Shares*..................................................      57             82            109            186
    Series B Shares (Redemption)**....................................      70             94            129            191***
    Series B Shares (No Redemption)...................................      20             62            106            191***
Index Equity Portfolio
    Series A Shares*..................................................      51             65             80            122
    Series B Shares (Redemption)**....................................      64             77            100            128***
    Series B Shares (No Redemption)...................................      14             44             77            128***
Small Cap Value Equity Portfolio
    Series A Shares*..................................................      58             85            115            198
    Series B Shares (Redemption)**....................................      71             97            134            203***
    Series B Shares (No Redemption)...................................      21             65            112            203***
International Equity Portfolio
    Series A Shares*..................................................      60             91            125            219
    Series B Shares (Redemption)**....................................      73            103            144            224***
    Series B Shares (No Redemption)...................................      23             71            122            224***
International Emerging Markets Portfolio
    Series A Shares*..................................................      67            112            N/A            N/A
    Series B Shares (Redemption)**....................................      80            124            N/A            N/A
    Series B Shares (No Redemption)...................................      30             93            N/A            N/A
Balanced Portfolio
    Series A Shares*..................................................      56             82            108            185
    Series B Shares (Redemption)**....................................      71             95            131            194***
    Series B Shares (No Redemption)...................................      21             63            109            194***

---------------
  * Reflects the imposition of the maximum front-end sales charge at the beginning of the period.

 ** Reflects the deduction of the deferred sales charge.

*** Based on the conversion of the Series B Shares to Series A Shares after six years.

    The foregoing Expense Table and Example are intended to assist investors in understanding the Portfolios' shareholder transaction and estimated operating expenses. Investors bear these expenses either directly or indirectly. The information in the table for the Value Equity, Growth Equity, Small Cap Growth Equity, Core Equity, Index Equity, Small Cap Value Equity, International Equity and Balanced Portfolios is based on the advisory fees, administration fees and other expenses payable after fee waivers with respect to the particular Portfolios for the fiscal year ended September 30, 1994, as restated to included 12b-1 fees borne by Investor Shares and service fees borne by Series B Shares and to reflect revised fee waivers and co-administration fees payable to Compass Capital Group, Inc. ("CCG"). The table also estimates fees, expenses, waivers and assets for the International Emerging Markets Portfolio for the current fiscal year. Total operating expenses would have been: i) 1.33%, 1.35%, 1.36%, 1.35%, .99%, 1.36%, 1.65%, 2.40% and 1.32% for Series A Investor Shares of the
Value Equity, Growth Equity, Small Cap Growth Equity, Core Equity, Index Equity, Small Cap Value Equity, International Equity, International Emerging Markets and Balanced Portfolios, respectively; and ii) 2.08%, 2.10%, 2.11%, 2.10%, 1.74%, 2.11%, 2.40%, 3.15%, and 2.13% for Series B Investor Shares of the Value Equity, Growth Equity, Small Cap Growth Equity, Core Equity, Index Equity, Small Cap Value Equity, International Equity, International Emerging Markets and Balanced Portfolios, respectively, without such fee waivers. See Footnote 3 to the Expense Table, "Management," "Distribution of Shares," "How to Purchase Shares" and "Description of Shares" for a further description of shareholder transaction expenses and operating expenses.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CO-ADMINISTRATOR

    Effective December 1, 1995, CCG, whose principal business address is 345 Park Avenue, New York, New York 10154, together with PFPC Inc. and Provident Distributors, Inc., serves as co-administrator to the Fund. CCG is a wholly-owned, indirect subsidiary of PNC Bank Corp. CCG generally provides ongoing business management and support services in connection with the Fund's operations. As compensation for its services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets.

The date of this Supplement is December 1, 1995.

                                THE PNC(R) FUND

                  THE FIXED INCOME PORTFOLIOS -- SERVICE CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1995

    Effective December 1, 1995, the Expense Table and the Example for the Fixed Income Portfolios of The PNC Fund that appear on pages 3-4 are revised as follows:

ANNUAL FUND OPERATING EXPENSES FOR SERVICE SHARES AFTER FEE WAIVERS AND EXPENSE REIMBURSEMENTS AS A PERCENTAGE OF DAILY NET ASSETS

                                                INTER-                   PENN-                  INTER-                   INTER-
                                                MEDIATE      OHIO      SYLVANIA     SHORT-      MEDIATE     GOVERN-     NATIONAL
                        MANAGED    TAX-FREE     GOVERN-    TAX-FREE    TAX-FREE      TERM        TERM        MENT        FIXED
                        INCOME      INCOME       MENT       INCOME      INCOME       BOND        BOND       INCOME       INCOME
                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                       ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
Advisory fees(1).....       .35%        .30%        .30%        .30%        .30%        .30%        .30%        .30%         .55%
Other operating
  expenses...........        .53         .55         .55         .55         .55         .55         .55         .55          .73
                              --          --          --          --          --          --          --          --          ---

  Administration
    fees(1)..........   .13         .15         .10         .13         .15         .13         .15         .15
  Shareholder
    Servicing Fee....   .15         .15         .15         .15         .15         .15         .15         .15
  Other
    expenses(1)......   .26         .27         .25         .30         .27         .25         .27         .25         .43
                         --          --          --          --          --          --          --          --          --
Total fund operating
  expenses...........       .88%        .85%        .85%        .85%        .85%        .85%        .85%        .85%        1.28%
                             ===         ===         ===         ===         ===         ===         ===         ===        =====

---------------
(1) Advisory fees are net of waivers of .15%, .20%, .20%, .20%, .20%, .20%,
    .20%, .20% and 0% and administration fees are net of waivers of .11%, .10%, .08%, .13%, .10%, .08%, .10%, .08% and .08% for the Managed Income, Tax-Free
    Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short-Term Bond, Intermediate-Term Bond, Government Income and International Fixed Income Portfolios, respectively. In addition, the Expense Table reflects reimbursements made to the Tax-Free Income Portfolio by the adviser. PIMC and the Administrators are under no obligation to waive or continue waiving such fees or reimbursing such expenses, but have informed the Fund that they expect to waive or continue waiving such fees and reimbursing such expenses during the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. The expenses noted above under "Other expenses" are estimated based on the level of such expenses for the Fund's most recent fiscal year.

EXAMPLE

    An investor in Service Shares would pay the following expenses on a $1,000 investment in Shares of each of the Portfolios, assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                                              ONE YEAR       THREE YEARS       FIVE YEARS       TEN YEARS
                                                              --------       -----------       ----------       ---------
Managed Income..............................................    $  9             $28              $ 49            $ 108
Tax-Free Income.............................................       9              27                47              105
Intermediate Government.....................................       9              27                47              105
Ohio Tax-Free Income........................................       9              27                47              105
Pennsylvania Tax-Free Income................................       9              27                47              105
Short-Term Bond.............................................       9              27                47              105
Intermediate-Term Bond......................................       9              27                47              105
Government Income...........................................       9              27               N/A              N/A
International Fixed Income..................................      13              41               N/A              N/A

    The foregoing Expense Table and Example are intended to assist investors in understanding the Portfolios' estimated operating expenses. Investors bear these expenses either directly or indirectly. The information in the table for the Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short-Term Bond and Intermediate-Term Bond Portfolios is based on the advisory and administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1994, as restated to reflect revised fee waivers, fees relating to the Service Plan and fees for other shareholder support activities borne by Service Shares and co-administration fees payable to Compass Capital Group, Inc. ("CCG"). The table estimates fees, expenses, waivers and assets for the other Portfolios for the current fiscal year. Total operating expenses would have been 1.14%, 1.15%, 1.13%, 1.18%, 1.15%, 1.13%, 1.15%, 1.13% and 1.36% for Service Shares of the
Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short-Term Bond, Intermediate-Term Bond, Government Income and International Fixed Income Portfolios, respectively, without such fee waivers. See Footnote 1 to the Expense Table, "Financial Highlights -- Background," "Distribution of Shares," "Management -- Shareholder Servicing," "How to Purchase Shares" and "Description of Shares" for a further description of shareholder transaction expenses and operating expenses.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.
PNCS-N-002N

CO-ADMINISTRATOR

    Effective December 1, 1995, CCG, whose principal business address is 345 Park Avenue, New York, New York 10154, together with PFPC Inc. and Provident Distributors, Inc., serves as co-administrator to the Fund. CCG is a wholly-owned, indirect subsidiary of PNC Bank Corp. CCG generally provides ongoing business management and support services in connection with the Fund's operations. As compensation for its services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets.

The date of this Supplement is December 1, 1995.

                                THE PNC(R) FUND

                 THE FIXED INCOME PORTFOLIOS -- INVESTOR CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 30, 1995

    Effective December 1, 1995, the Expense Table and the Example for the Fixed Income Portfolios of The PNC Fund that appear on pages 3-7 are revised as follows:

                                                                                                                INTERMEDIATE
                                                             MANAGED INCOME          TAX-FREE INCOME             GOVERNMENT
                                                               PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                         ----------------------   ----------------------   ----------------------
                                                          SERIES A    SERIES B     SERIES A    SERIES B     SERIES A    SERIES B
                                                         ----------   ---------   ----------   ---------   ----------   ---------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Charge(1)
  (as a percentage of offering price)..................         4.5%       None          4.5%       None          4.5%       None
Sales Charge on Reinvested Dividends...................        None        None         None        None         None        None
Deferred Sales Charge(2)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is lower).............        None         5.0%        None         5.0%        None         5.0%
ANNUAL FUND OPERATING EXPENSES FOR INVESTOR SHARES
  AFTER FEE WAIVERS AS A PERCENTAGE OF DAILY NET ASSETS
Advisory fees(3).......................................         .35%        .35%         .30%        .30%         .30%        .30%
12b-1 fees(4)..........................................         .40         .75          .40         .75          .40         .75
Other operating expenses...............................         .30         .70          .32         .72          .32         .72
                                                               ----        ----         ----        ----         ----        ----
  Administration fees(3)...............................    .12         .12          .13         .13          .15         .15
  Service fees.........................................   None         .25         None         .25         None         .25
  Other expenses(3)....................................    .18         .33          .19         .34          .17         .32
                                                          ----        ----         ----        ----         ----        ----
Total fund operating expenses..........................        1.05%       1.80%        1.02%       1.77%        1.02%       1.77%
                                                               ====        ====         ====        ====         ====        ====

                                                                  OHIO                 PENNSYLVANIA              SHORT-TERM
                                                            TAX-FREE INCOME          TAX-FREE INCOME                BOND
                                                               PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                         ----------------------   ----------------------   ----------------------
                                                          SERIES A    SERIES B     SERIES A    SERIES B     SERIES A    SERIES B
                                                         ----------   ---------   ----------   ---------   ----------   ---------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Charge(1)
  (as a percentage of offering price)..................         4.5%       None          4.5%       None          4.5%       None
Sales Charge on Reinvested Dividends...................        None        None         None        None         None        None
Deferred Sales Charge(2)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is lower).............        None         5.0%        None         5.0%        None         5.0%
ANNUAL FUND OPERATING EXPENSES FOR INVESTOR SHARES
  AFTER FEE WAIVERS AS A PERCENTAGE OF DAILY NET ASSETS
Advisory fees(3).......................................         .30%        .30%         .30%        .30%         .30%        .30%
12b-1 fees(4)..........................................         .40         .75          .40         .75          .40         .75
Other operating expenses...............................         .32         .72          .27         .72          .32         .72
                                                               ----        ----         ----        ----         ----        ----
  Administration fees(3)...............................    .10         .10          .13         .13          .15         .15
  Service fees.........................................   None         .25         None         .25         None         .25
  Other expenses(3)....................................    .22         .37          .14         .34          .17         .32
                                                          ----        ----         ----        ----         ----        ----
Total fund operating expenses..........................        1.02%       1.77%         .97%       1.77%        1.02%       1.77%
                                                               ====        ====         ====        ====         ====       =====

PNCR-N-002N

                                                              INTERMEDIATE              GOVERNMENT             INTERNATIONAL
                                                               TERM BOND                  INCOME                FIXED INCOME
                                                               PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                         ----------------------   ----------------------   ----------------------
                                                          SERIES A    SERIES B     SERIES A    SERIES B     SERIES A    SERIES B
                                                         ----------   ---------   ----------   ---------   ----------   ---------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Charge(1)
  (as a percentage of offering price)..................         4.5%       None          4.5%       None          4.5%       None
Sales Charge on Reinvested Dividends...................        None        None         None        None         None        None
Deferred Sales Charge(2)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is lower).............        None         5.0%        None         5.0%        None         5.0%
ANNUAL FUND OPERATING EXPENSES FOR INVESTOR SHARES
  AFTER FEE WAIVERS AS A PERCENTAGE OF DAILY NET ASSETS
Advisory fees(3).......................................         .30%        .30%         .30%        .30%         .55%        .55%
12b-1 fees(4)..........................................         .40         .75          .40         .75          .40         .75
Other operating expenses...............................         .32         .72          .32         .72          .50         .90
                                                               ----        ----         ----        ----         ----        ----
  Administration fees(3)...............................    .13         .13          .15         .15          .15         .15
  Service fees.........................................   None         .25         None         .25         None         .25
  Other expenses(3)....................................    .19         .34          .17         .32          .35         .50
                                                          ----        ----         ----        ----         ----        ----
Total fund operating expenses..........................        1.02%       1.77%        1.02%       1.77%        1.45%       2.20%
                                                               ====        ====         ====        ====         ====        ====

---------------
(1) Reduced front-end sales charges may be available. See "How to Purchase Shares -- Purchases of Series A Shares."

(2) This amount applies to redemptions during the first year. The deferred sales charge decreases 1.00% annually to 3.00% for redemptions made during the third and fourth years and then decreases to 2.00% and 1.00% for redemptions made during the fifth and sixth years, respectively. See "How to Purchase Shares -- Purchases of Series B Shares."

(3) Advisory fees are net of waivers of .15%, .20%, .20%, .20%, .20%, .20%,
    .20%, .20% and .0% and administration fees are net of waivers of .11%, .10%, .08%, .13%, .10%, .08%, .10%, .08% and .08% for the Managed Income, Tax-Free
    Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short-Term Bond, Intermediate-Term Bond, Government Income and International Fixed Income Portfolios, respectively. In addition, the Expense Table reflects reimbursements made to the Tax-Free Income Portfolio by the adviser. PIMC and the Administrators are under no obligation to waive or continue waiving such fees or reimbursing such expenses, but have informed the Fund that they expect to waive or continue waiving such fees or reimbursing such expenses during the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. The expenses noted above under "Other expenses" are estimated based on the level of such expenses for the Fund's most recent fiscal year. Securities dealers, financial institutions and other industry professionals may charge their clients additional fees for account services.

(4) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE

    An investor in Investor Shares would pay the following expenses on a $1,000 investment in Shares of each of the Portfolios, assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                                                      ONE YEAR    THREE YEARS      FIVE YEARS      TEN YEARS
                                                                      --------   --------------   -------------   ------------
Managed Income Portfolio
    Series A Shares*................................................    $ 55          $ 77            $ 100           $167
    Series B Shares (Redemption)**..................................      68            89              120            173***
    Series B Shares (No Redemption).................................      18            57               97            173***
Tax-Free Income Portfolio
    Series A Shares*................................................      55            76               99            164
    Series B Shares (Redemption)**..................................      68            88              119            170***
    Series B Shares (No Redemption).................................      18            56               96            170***
Intermediate Government Portfolio
    Series A Shares*................................................      55            76               99            164
    Series B Shares (Redemption)**..................................      68            88              119            170***
    Series B Shares (No Redemption).................................      18            56               96            170***
Ohio Tax-Free Income Portfolio
    Series A Shares*................................................      55            76               99            164
    Series B Shares (Redemption)**..................................      68            88              119            170***
    Series B Shares (No Redemption).................................      18            56               96            170***
Pennsylvania Tax-Free Income Portfolio
    Series A Shares*................................................      54            75               98            159
    Series B Shares (Redemption)**..................................      68            88              119            167***
    Series B Shares (No Redemption).................................      18            56               96            167***
Short-Term Bond Portfolio
    Series A Shares*................................................      55            76               99            164
    Series B Shares (Redemption)**..................................      68            88              119            170***
    Series B Shares (No Redemption).................................      18            56               96            170***
Intermediate-Term Bond Portfolio
    Series A Shares*................................................      55            76               99            164
    Series B Shares (Redemption)**..................................      68            88              119            170***
    Series B Shares (No Redemption).................................      18            56               96            170***
Government Income Portfolio
    Series A Shares*................................................      55            76              N/A            N/A
    Series B Shares (Redemption)**..................................      68            88              N/A            N/A
    Series B Shares (No Redemption).................................      18            56              N/A            N/A
International Fixed Income Portfolio
    Series A Shares*................................................      59            89              N/A            N/A
    Series B Shares (Redemption)**..................................      72           101              N/A            N/A
    Series B Shares (No Redemption).................................      22            69              N/A            N/A

---------------
  * Reflects the imposition of the maximum front-end sales charge at the beginning of the period.

 ** Reflects the deduction of the deferred sales charge.

*** Based on the conversion of the Series B Shares to Series A Shares after six years.

    The foregoing Expense Table and Example are intended to assist investors in understanding the Portfolios' shareholder transaction and estimated operating expenses. Investors bear these expenses either directly or indirectly. The information in the table for the Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short-Term Bond and Intermediate-Term Bond Portfolios is based on the advisory and administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1994, as restated to include 12b-1 fees borne by Investor Shares and service fees borne by Series B Shares and to reflect revised fee waivers and co-administration fees payable to Compass Capital Group, Inc. ("CCG"). The table estimates fees, expenses, waivers and assets for the other Portfolios for the current fiscal year. Total operating expenses would have been: i) 1.31%, 1.32%, 1.30%, 1.35%, 1.32%, 1.30%, 1.32%, 1.30% and 1.53% for
Series A Investor Shares of the Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short-Term Bond, Intermediate-Term Bond, Government Income and International Fixed Income Portfolios, respectively; and ii) 2.06%, 2.07%, 2.05%, 2.10%, 2.07%, 2.05%,
2.07%, 2.05%, and 2.28% for Series B Investor Shares of the Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short-Term Bond, Intermediate-Term Bond, Government Income and International Fixed Income Portfolios, respectively, without such fee waivers. See Footnote 3 to the Expense Table, "Financial Highlights -- Background," "Management," "Distribution of Shares," "How to Purchase Shares" and "Description of Shares" for a further description of shareholder transaction expenses and operating expenses.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CO-ADMINISTRATOR

    Effective December 1, 1995, CCG, whose principal business address is 345 Park Avenue, New York, New York 10154, together with PFPC Inc. and Provident Distributors, Inc., serves as co-administrator to the Fund. CCG is a wholly-owned, indirect subsidiary of PNC Bank Corp. CCG generally provides ongoing business management and support services in connection with the Fund's operations. As compensation for its services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets.

The date of this Supplement is December 1, 1995.

                                THE PNC(R) FUND

               THE FIXED INCOME PORTFOLIOS -- INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 30, 1995

    Effective December 1, 1995, the Expense Table and Example for the Fixed Income Portfolios of The PNC Fund that appear on page 3 are revised as follows:

ANNUAL FUND OPERATING EXPENSES FOR INSTITUTIONAL SHARES AFTER FEE WAIVERS AND EXPENSES REIMBURSEMENTS AS A PERCENTAGE OF DAILY NET ASSETS

                                                                                                                         INTER-
                                                        OHIO     PENNSYLVANIA  SHORT- TERM                              NATIONAL
               MANAGED     TAX-FREE    INTERMEDIATE   TAX-FREE     TAX-FREE                INTERMEDIATE-  GOVERNMENT     FIXED
                INCOME      INCOME      GOVERNMENT     INCOME       INCOME        BOND      TERM BOND       INCOME       INCOME
              PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO   PORTFOLIO
              ----------  ----------   ------------  ----------  ------------  ----------  ------------   -----------  ----------
Advisory
  Fees(1)....       .35%        .30%           .30%        .30%          .30%        .30%          .30%          .30%        .55%
Other
  operating
  expenses...       .23         .25            .25         .25           .25         .25           .25           .25         .43
                     --          --             --          --            --          --            --            --          --
  Administra-
    tion
    fees(1)...  .12       .13          .15           .10         .13           .15         .13            .15          .15
  Other
  expenses(1).  .11       .12          .10           .15         .12           .10         .12            .10          .28
                 --        --           --            --          --            --          --             --           --
Total fund
  operating
  expenses...       .58%        .55%           .55%        .55%          .55%        .55%          .55%          .55%        .98%
                     ==          ==             ==          ==            ==          ==            ==            ==          ==

---------------
(1) Advisory fees are net waivers of .15%, .20%, .20%, .20%, .20%, .20%, .20%,
    .20% and .0% and administration fees are net of waivers of .11%, .10%, .08%, .13%, .10%, .08%, .10%, .08% and .08% for the Managed Income, Tax-Free
    Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short-Term Bond, Intermediate-Term Bond, Government Income and International Fixed Income Portfolios, respectively. In addition, the Expense Table reflects reimbursements made to the Tax-Free Income Portfolio by the adviser. PIMC and the Administrators are under no obligation to waive or continue waiving such fees or reimbursing such expenses, but have informed the Fund that they expect to waive or continue waiving such fees and reimbursing such expenses during the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. The expenses noted above under "Other expenses" are estimated based on the level of such expenses for the Fund's most recent fiscal year.

EXAMPLE

    An investor in Institutional Shares would pay the following expenses on a $1,000 investment in Shares of each of the Portfolios, assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                                              ONE YEAR       THREE YEARS       FIVE YEARS       TEN YEARS
                                                              --------       -----------       ----------       ---------
Managed Income..............................................    $  6             $19               $32             $73
Tax-Free Income.............................................       6              18                31              69
Intermediate Government.....................................       6              18                31              69
Ohio Tax-Free Income........................................       6              18                31              69
Pennsylvania Tax-Free Income................................       6              18                31              69
Short-Term Bond.............................................       6              18                31              69
Intermediate-Term Bond......................................       6              18                31              69
Government Income...........................................       6              18               N/A             N/A
International Fixed Income..................................      10              31               N/A             N/A

    The foregoing Expense Table and Example are intended to assist investors in understanding the Portfolios' estimated operating expenses. Investors bear these expenses either directly or indirectly. The information in the table for the Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short-Term Bond and Intermediate-Term Bond Portfolios is based on the advisory and administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1994, as restated to reflect revised fee waivers and co-administration fees payable to Compass Capital Group, Inc. ("CCG"). The table estimates fees, expenses, waivers and assets for the other Portfolios for the current fiscal year. Total operating expenses would have been .84%, .85%, .83%, .88%, .85%, .83% .85%, .83% and 1.06%
for Institutional Shares of the Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short-Term Bond, Intermediate-Term Bond, Government Income and International Fixed Income Portfolios, respectively, without such fee waivers. See Footnote 1 to the Expense Table, "Financial Highlights -- Background," "Management," "Distribution of Shares," "How to Purchase Shares" and "Description of Shares" for a further description of shareholder transaction expenses and operating expenses.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

PNCI-N-002N

CO-ADMINISTRATOR

    Effective December 1, 1995, CCG, whose principal business address is 345 Park Avenue, New York, New York 10154, together with PFPC Inc. and Provident Distributors, Inc., serves as co-administrator to the Fund. CCG is a wholly-owned, indirect subsidiary of PNC Bank Corp. CCG generally provides ongoing business management and support services in connection with the Fund's operations. As compensation for its services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets.

The date of this Supplement is December 1, 1995.